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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04963
                                   ---------------------------------------------

                                The Berwyn Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   1189 Lancaster Avenue           Berwyn, Pennsylvania              19312
--------------------------------------------------------------------------------
          (Address of principal executive offices)                 (Zip code)

                                  Kevin M. Ryan

   The Killen Group, Inc.       1189 Lancaster Avenue       Berwyn, PA 19312
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (610) 296-7222
                                                    ----------------------------

Date of fiscal year end:        December 31, 2009
                          -------------------------------

Date of reporting period:       June 30, 2009
                          -------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

                  |THE
[LOGO OMITTED]    |BERWYN
                  |FUNDS


           BERWYN FUND o BERWYN INCOME FUND o BERWYN CORNERSTONE FUND

            SEMI-ANNUAL REPORT
            JUNE 30, 2009 | (UNAUDITED)

                                                            NO LOAD MUTUAL FUNDS
                                                            Shareholder Services
                                                 c/o Ultimus Fund Solutions, LLC
                                    P.O. Box 46707 | Cincinnati, Ohio 45246-0707
                                                                1 (800) 992-6757
                                                          www.theberwynfunds.com

THE BERWYN FUNDS
TABLE OF CONTENTS
================================================================================

                                                                           PAGE
                                                                          ------

Letter from the President..............................................     3-4

Berwyn Fund Portfolio Manager's Letter.................................     5-6

    Growth of a $10,000 Investment.....................................       7

Berwyn Income Fund Portfolio Manager's Letter..........................    8-10

    Growth of a $10,000 Investment.....................................      11

Berwyn Cornerstone Fund Portfolio Manager's Letter.....................   12-14

    Growth of a $10,000 Investment.....................................      15

Schedule of Investments - Berwyn Fund..................................   16-18

Schedule of Investments - Berwyn Income Fund...........................   19-23

Schedule of Investments - Berwyn Cornerstone Fund......................   24-26

Statements of Assets and Liabilities...................................      27

Statements of Operations...............................................      28

Statements of Changes In Net Assets....................................      29

Financial Highlights - Berwyn Fund.....................................      30

Financial Highlights - Berwyn Income Fund..............................      31

Financial Highlights - Berwyn Cornerstone Fund.........................      32

Notes to Financial Statements..........................................   33-39

About Your Funds' Expenses ............................................   40-41

Other Information......................................................      41

Approval of Advisory Agreements........................................   42-43

THE BERWYN FUNDS
================================================================================

                             2009 SEMI-ANNUAL REPORT

                                THE BERWYN FUNDS

                            LETTER FROM THE PRESIDENT

July 24, 2009

Dear Shareholder:

There was extraordinary volatility in the financial markets during the first half of 2009. At the outset, the very survival of the country's financial structure appeared to be in jeopardy and both stock and bond prices continued the steep decline that began in 2008. The uncertainties presented by a new Administration, widespread bank failures, a steeply rising unemployment level and slumping residential housing prices contributed to a gloomy atmosphere that was probably unprecedented in the post-WW II era. However, as the winter wore on, the credit markets began to function more normally and, in early March, stock prices started to rally. This rally appears to be a continuation of the bottoming process that began last October that we believe will result in a cyclical bull market during the second half of this year. It is probable that the lows experienced in early March will be the nadir for this bear market.

I am pleased that each of The Berwyn Funds performed relatively well during this difficult period as detailed in the individual reports that follow. Our adherence to buying value, coupled with our contrarian orientation, has given us the courage to be purchasers of stocks and bonds during this tumultuous time. Although the daily economic news reports have yet to indicate that the recession is over, successful long-term investors understand that the best buys are made when most investors believe the outlook to be bleak and even hopeless. History suggests that by the time the economic news becomes positive, stock prices are less attractive and, often, at risky levels. We believe that our current shareholders will be rewarded over the longer term for their patience and tenacity during this unusually difficult time.

While Berwyn Fund and Berwyn Cornerstone Fund performed well, Berwyn Income Fund ("BIF") had a particularly impressive six months. In fact, articles about BIF were featured in two major financial magazines. Due to limited redemptions in each of the Funds and major inflows into BIF, total assets of The Berwyn Funds rose from $359 million at year-end 2008 to a record high of $497 million at the end of this reporting period, June 30, 2009. Although we are pleased with this accomplishment, the careful stewardship of our shareholders' assets, and not the amount of assets under our management, remains our first priority.

This letter would not be complete without  acknowledging the departure of Edward
A. Killen from our team. After 30 years of service, Ed has decided to join an affiliated company in which he owns a principal interest. This completes a transition that has been in process for a number of months. We thank Ed for the valuable contributions that he has made to The Berwyn Funds and wish him well in his new position.

Thank you for your continued confidence.

Sincerely,

/s/ Robert E. Killen

Robert E. Killen,
President

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUNDS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA CITED. CURRENT MONTH END DATA IS AVAILABLE AT WWW.THEBERWYNFUNDS.COM.

AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. THE FUNDS' PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUNDS AND SHOULD BE READ BEFORE INVESTING. THE FUNDS' PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUNDS AND SHOULD BE READ BEFORE INVESTING. THE FUNDS' PROSPECTUS MAY BE OBTAINED BY DOWNLOADING IT FROM THE FUNDS' WEB SITE OR BY CALLING 1-800-992-6757.

       THE BERWYN FUNDS ARE DISTRIBUTED BY ULTIMUS FUND DISTRIBUTORS, LLC.

THE BERWYN FUNDS
================================================================================

                             2009 SEMI-ANNUAL REPORT

                                   BERWYN FUND

                          A SERIES OF THE BERWYN FUNDS

July 24, 2009

Dear Berwyn Fund Shareholder:

In the first half of 2009, Berwyn Fund's ("BF's") net asset value per share declined from $17.78 to $17.45, a loss of 1.86 percent on a total return basis. The decline occurred in the first quarter, with BF's price bottoming on March 9th when the net asset value per share sunk to $11.47. Subsequent to June 30th, the price of BF has continued upward and was $19.14 at the time this report was written, a gain of 7.65 percent from the start of this year.

During 2009's first half, large-cap stocks tended to do better than small-cap stocks and the stocks of companies perceived to be in growth industries performed better than "value" stocks. Consequently, the major indices showed mixed results on a total return basis. The Russell 2000 Index, our reference index, gained 2.64 percent on a total return basis. However, the value component of that Index declined 5.17 percent. The Standard and Poor's 500 Index gained
3.16 percent in this period, but the Dow Jones Industrial Average fell 2.01 percent. Notably, the NASDAQ Composite Index, which contains many high technology companies and is priced at 31.6 times earnings, gained 16.98 percent.

--------------------------------------------------------------------------------
                                   BERWYN FUND
                           TOTAL INVESTMENTS AND CASH
                            (% OF TOTAL INVESTMENTS)
                            JUNE 30, 2009 (UNAUDITED)

                              [PIE CHART OMITTED]

                        Consumer Discretionary      17.4%
                        Consumer Staples             6.0%
                        Energy                       6.3%
                        Financials                  19.5%
                        Health Care                  4.9%
                        Industrials                 19.0%
                        Information Technology      17.0%
                        Short-Term Investments       9.9%
--------------------------------------------------------------------------------

In our first quarter letter, dated April 27th, we said that the stock market was more than half way through a major bottoming process and that we expected a significant cyclical bull rally in the second half of 2009. As a consequence, in the past three months we have begun to add several new stock positions to BF, including Bally Technologies, a manufacturer of gaming devices, Carbo Ceramics, a supplier to the natural gas exploration industry, Gorman-Rupp, a manufacturer of pumps, Plexus, a contract manufacturer and Stratasys, a manufacturer of rapid prototyping systems. In addition, we have added to our positions in Horace Mann Educators and Granite Construction, and eliminated our position in Hardinge.

The rally in March, April and May resulted in some stocks becoming overweighted in the portfolio and we took appropriate action by reducing our exposure to 3Com, Chiquita Brands, Dress Barn, Exide Technologies, Genesco, Gulf Island Fabrication, Hooker Furniture, Methode Electronics, Rudolph Technologies, SkyWest, Sturm Ruger & Co., Tennant and Vasco Data Security.

As of June 30, 2009, BF's assets were diversified among 45 stock positions. Our four largest areas of investment were Information Technology, 17.0 percent, Financials, 19.5 percent, Industrials, 19.0 percent and Consumer Discretionary,
17.4 percent. Cash represented 9.9 percent of the Fund's assets. To date, our exposure to the Financials sector, our second largest sector exposure, has restrained the Fund's performance. However, none of our stocks in the Financials sector have experienced the level of adversity of the larger companies that have generated headlines over the past year. We are hopeful that these stocks, which are selling at very attractive valuations in our opinion, will rise in the second half of this year as investors become more confident of the economy's ability to rebound.

In general, we have been positively impressed with the second quarter earnings reports being released at this time by companies that we are invested in as well as others. Although revenues for almost all companies have suffered dramatically, most have been able to avoid reporting losses. This is attributable to the quick and decisive action that corporate executives have taken to keep their overhead in-line with the recessionary environment. This is particularly important for the small-cap companies in which BF invests, whose earnings can be more volatile than those of larger enterprises.

At the end of the quarter, BF had assets of $108.1 million and share purchases have exceeded redemptions since the end of the quarter. We are working hard to make your assets grow and we thank you for your participation.

Very truly yours,

/s/ The Killen Group, Inc.

The Killen Group, Inc.

--------------------------------------------------------------------------------
    FUND PERFORMANCE FOR PERIODS ENDED 6/30/09 (AVERAGE ANNUAL TOTAL RETURNS)

                                 One Year     Five Years     Ten Years
                                 --------     ----------     ---------
          Berwyn Fund             -26.60%       -1.33%         5.69%

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND THE PRINCIPAL VALUE OF AN INVESTMENT IN BF WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA CITED. CURRENT MONTH END DATA IS AVAILABLE AT WWW.THEBERWYNFUNDS.COM.
--------------------------------------------------------------------------------

The expense ratio for Berwyn Fund for the year ended 12/31/08 was 1.33%, which includes 0.04% of Acquired Fund Fees and Expenses. Returns for Berwyn Fund are net of all expenses, advisory fees and commission charges and include the reinvestment of BF's dividends. All index returns listed herein also include the reinvestment of dividends.

AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND SHOULD BE READ BEFORE INVESTING. THE FUND'S PROSPECTUS MAY BE OBTAINED BY DOWNLOADING IT FROM THE FUND'S WEB SITE OR BY CALLING 1-800-992-6757.

             COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT
                      IN BERWYN FUND AND RUSSELL 2000 INDEX

                              [LINE GRAPH OMITTED]

                             Berwyn Fund    Russell 2000 Index
                             -----------    ------------------
                 June 1999     $10,000           $10,000
                 June 2000       8,385            11,432
                 June 2001      11,828            11,498
                 June 2002      13,708            10,509
                 June 2003      13,175            10,337
                 June 2004      18,586            13,786
                 June 2005      21,630            15,088
                 June 2006      23,330            17,288
                 June 2007      26,700            20,129
                 June 2008      23,727            16,864
                 June 2009      17,391            12,650

Past performance is not predictive of future performance.

THE BERWYN FUNDS
================================================================================

                             2009 SEMI-ANNUAL REPORT

                               BERWYN INCOME FUND

                          A SERIES OF THE BERWYN FUNDS

July 24, 2009

Dear Berwyn Income Fund Shareholder:

The total return to shareholders of Berwyn Income Fund ("BIF") during the second quarter was 12.44 percent as fear of a complete financial system meltdown subsided and the credit and stock markets began to function more normally. This is the best quarterly return in BIF's 22-year history. A quarterly dividend of $0.14 per share was paid from net investment income, down slightly from the $0.145 per share dividend paid in last year's second quarter.

BIF navigated the worst financial crisis since the Great Depression utilizing an investment process that places a premium on companies that exhibit financial strength, operational discipline and stable earnings. This process has helped BIF avoid many of the problem areas of the economy over the recent past, such as housing, mortgage banking and other economically cyclical sectors. BIF's emphasis on quality balance sheets, secure earnings and, in the case of stock investments, sustainable dividends have all contributed positively to the Fund's performance.

--------------------------------------------------------------------------------
                               BERWYN INCOME FUND
                           TOTAL INVESTMENTS AND CASH
                            (% OF TOTAL INVESTMENTS)
                            JUNE 30, 2009 (UNAUDITED)

                              [PIE CHART OMITTED]

                        Common Stocks               29.8%
                        Preferred Stocks             0.7%
                        Corporate Bonds             60.9%
                        Short-term Investments       8.6%
--------------------------------------------------------------------------------

The majority of BIF's holdings benefitted from the stabilization in the credit and equity markets during the second quarter. Many of BIF's bond and stock purchases during the darkest days of the credit crisis have rallied in price to lift the Fund's performance during the second quarter of 2009. BIF's relatively conservative positioning throughout most of 2008 enabled it to take advantage of historically low valuations for many securities during this past winter and early spring as corporate credit spreads (the difference between yields on corporate bonds versus like-maturity Treasury bonds) widened to record levels and price-to-earnings (P/E) multiples contracted for most equities. As investor fears subsided during the second quarter, many securities began to return to more normal valuation levels and both stocks and corporate bonds rallied significantly.

The confidence that returned to the financial markets was clearly evident in the performance of high yield bonds during the most recent quarter. The Merrill Lynch High

Yield Master II Index, one of BIF's reference indices, rallied 23.19% on a total return basis during the second quarter, even exceeding the performance of the major stock indices such as the Dow Jones Industrial Average (+11.96%) and the S&P 500 Index (+15.93%). In contrast, investment grade bonds, as represented by the Citigroup Broad Investment Grade Index, only rose 1.20%, as Treasury bonds declined in price even though investment grade corporate bonds rallied. During the quarter, investors shunned the safety of Treasury securities that they so desperately sought only a few months ago in favor of higher yielding and riskier securities. The Lipper Income Fund Index, our only reference index with an equity component, gained 10.39% during the second quarter.

BIF attempts to balance the risks and rewards of its mandated investment categories to generate attractive income while preserving capital in real terms. BIF's asset allocation emanates from our bottom-up research process that analyzes each potential investment, whether stock or bond, based upon its individual merits, intrinsic value and relative attractiveness. This disciplined, in-depth research process points us to those asset sectors exhibiting the greatest relative values. If there is, in our opinion, a dearth of quality investment candidates at attractive valuations, then cash levels will be higher than normal. In terms of portfolio positioning, BIF ended the quarter with a maximum equity weighting of 30%. This was due to a combination of additional stock purchases as well as price appreciation over the past six months. Within the bond portion of the portfolio, there was a slight bias towards high yield corporate securities (54%) relative to investment grade corporate securities (46%) as of June 30th.

An example of an attractive opportunity made possible by the recent market turmoil would be convertible bonds. BIF currently owns convertible bonds of American Equity Investment Life Holding Co., School Specialty, Inc., Ceradyne, Inc., Valeant Pharmaceuticals International and Omnicare, Inc. As a group, convertibles bonds became attractive last Fall when many hedge funds were forced to sell them to meet redemptions. Convertible bond values are correlated to the issuers' stock price. As stock prices broadly declined over the past year, so too did convertible bond prices. This resulted in higher yields and, in our judgment, appealing investments. As of June 30th, BIF had 10.5% of its portfolio allocated to these securities. All of the convertible bonds that BIF owns are either putable - meaning we have the option to "put" the bonds back to the company at par prior to maturity - or are short maturity bonds. These features effectively reduce the bonds' duration risk while presenting very attractive yields and the potential for price appreciation, especially if the underlying stocks rally significantly.

We believe BIF is well positioned to benefit in the future from potentially positive earnings reports from its portfolio of companies. For most businesses, this has been an extremely challenging environment and many have responded with effective cost cutting initiatives. These cuts should support margins during the recession and, when revenues eventually rebound, could lead to higher profitability levels.

As many of you are aware, BIF's solid long-term track record, combined with recent media exposure, has raised the profile of the Fund. As a result, assets have grown to $383 million at the end of the second quarter, an all time high. In anticipation of such growth, we have expanded our research staff over the past several years and will continue to do so. We closely monitor asset growth to ensure that the size of the Fund will not hinder our investment flexibility or future performance. It is our opinion that BIF and its advisor have ample capacity for additional growth at this time.

In closing, we would like to thank you for investing in BIF. We are grateful for the opportunity to manage your assets and we hope to reward your trust in the years ahead.

Very truly yours,

/s/ The Killen Group, Inc.

The Killen Group, Inc.

--------------------------------------------------------------------------------
    FUND PERFORMANCE FOR PERIODS ENDED 6/30/09 (AVERAGE ANNUAL TOTAL RETURNS)

                                 One Year     Five Years     Ten Years
                                 --------     ----------     ---------
     Berwyn Income Fund            3.78%        5.20%          6.98%

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND THE PRINCIPAL VALUE OF AN INVESTMENT IN BIF WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA CITED. CURRENT MONTH END DATA IS AVAILABLE AT WWW.THEBERWYNFUNDS.COM.
--------------------------------------------------------------------------------

The expense ratio for Berwyn Income Fund for the year ended 12/31/08 was 0.76%, which includes 0.03% of Acquired Fund Fees and Expenses. Returns for Berwyn Income Fund are net of all expenses, advisory fees and commission charges and include the reinvestment of BIF's dividends. All index returns listed herein also include the reinvestment of dividends.

AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND SHOULD BE READ BEFORE INVESTING. THE FUND'S PROSPECTUS MAY BE OBTAINED BY DOWNLOADING IT FROM THE FUND'S WEB SITE OR BY CALLING 1-800-992-6757.

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                  BERWYN INCOME FUND, LIPPER INCOME FUND INDEX
                  AND MERRILL LYNCH HIGH YIELD MASTER II INDEX

                              [LINE GRAPH OMITTED]

                                  Lipper Income          Merrill Lynch High
          Berwyn Income Fund        Fund Index        Yield Master II Index
          ------------------    -----------------   --------------------------
 June 1999     $10,000               $10,000                 $10,000
 June 2000       9,969                10,340                   9,997
 June 2001      11,485                10,776                   9,812
 June 2002      12,630                10,477                   9,383
 June 2003      14,215                11,140                  11,467
 June 2004      15,224                12,071                  12,636
 June 2005      16,374                12,958                  13,978
 June 2006      16,917                13,595                  14,635
 June 2007      18,704                15,338                  16,355
 June 2008      18,903                14,819                  16,012
 June 2009      19,636                13,235                  15,445

Past performance is not predictive of future performance.


           COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BERWYN INCOME FUND AND CITIGROUP BROAD INVESTMENT GRADE INDEX

                              [LINE GRAPH OMITTED]

                                              Citigroup Broad Investment
                        Berwyn Income Fund           Grade Index
                        ------------------        -----------------
         June 1999           $10,000                   $10,000
         June 2000             9,969                    10,451
         June 2001            11,485                    11,627
         June 2002            12,630                    12,615
         June 2003            14,215                    13,943
         June 2004            15,224                    13,995
         June 2005            16,374                    14,976
         June 2006            16,917                    14,854
         June 2007            18,704                    15,757
         June 2008            18,903                    16,981
         June 2009            19,636                    18,178

Past performance is not predictive of future performance.

THE BERWYN FUNDS
================================================================================

                             2009 SEMI-ANNUAL REPORT

                             BERWYN CORNERSTONE FUND

                          A SERIES OF THE BERWYN FUNDS

July 24, 2009

Dear Berwyn Cornerstone Fund Shareholder:

During the first six months of 2009,  Berwyn  Cornerstone  Fund ("BCF") returned
3.43 percent on a total return  basis.  This compares with total return gains of
3.16 percent for the S&P 500 Index and 8.47 percent for the S&P MidCap 400 Index, respectively. The minor gains seen in the first half of 2009 were generated during a period of significant shifts in investor confidence, and in the performance of most mutual funds and the leading stock market indices. The pessimistic view that dominated the first three months of the year gave way to a belief that the economy may be stabilizing, fueling a rally that lasted through the end of the first half.

In the first half of the year, macroeconomic issues remained the main drivers of performance. Specifically, whole market sectors seemed to move up or down based upon investors' beliefs as to whether the economy was stabilizing or worsening. Although in the short-term these macro issues tend to dominate, in the longer-term the equity markets will use fundamental financial measures to discriminate between the values assigned to individual corporations.

--------------------------------------------------------------------------------
                             BERWYN CORNERSTONE FUND
                           TOTAL INVESTMENTS AND CASH
                            (% OF TOTAL INVESTMENTS)
                            JUNE 30, 2009 (UNAUDITED)

                              [PIE CHART OMITTED]

                       Consumer Discretionary       10.4%
                       Consumer Staples             16.5%
                       Energy                        6.6%
                       Financials                   13.9%
                       Health Care                  15.2%
                       Industrials                   8.8%
                       Information Technology       16.0%
                       Materials                     3.2%
                       iShares                       1.4%
                       Short-Term Investments        8.0%
--------------------------------------------------------------------------------

As we discussed in our first quarter letter, most corporations spent the first half of 2009 lowering their cost structures to reflect revenue levels that had been falling precipitously since last fall when world economic growth began to decline. This cost cutting, which has involved the closing of facilities as well as reducing headcount, seems, for the most part, to have been completed by late spring. Many companies reported profits for the first quarter that, while down on a year over year basis, were better than the market expected. This sequential increase in profitability based on cost cutting was the main reason for the late spring and early summer rally of 2009. As the economic Armageddon scenario subsided, investors returned to the market. The rally seen in the latter months of the first half also allowed many companies to improve their balance sheets through the issuance of stock or through debt refinancing. The highest profile example of this was the money center banks that issued stock to pay back TARP funds.

At this point in the earnings cycle, most companies have finished the bulk of the cost reductions needed to stabilize profit margins. The next step in the corporate earnings recovery process will involve identifying and evaluating potential areas of revenue growth. Earnings in the first quarter showed revenue declines of varying degrees for virtually all companies. This trend has been continuing in the second quarter earnings reports, although with improved profitability levels from the first quarter. The most critical aspect of the recovery going forward will be for companies to begin to see increases in order rates and backlogs, which are key indicators of future revenues.

At current valuation levels, most stock prices would likely increase if there are signs of future top-line improvement. One major issue going forward will be whether increasing revenue is due to inventory restocking or whether it is from sustainable increases in demand. Most industries have spent the past six months lowering inventories to increase cash and lessen the risks of being forced to sell inventories at a discount. Some growth in revenue over the next few quarters will derive merely from companies bringing inventories back to more normal levels. What is needed longer-term will be revenue growth that comes from higher end user demand.

During the first six months of 2009, BCF experienced positive returns from our Information Technology stocks as well as those in the Consumer Discretionary, Consumer Staples and Energy sectors. We had more modest appreciation in Financials while our Materials, Industrials and Health Care stocks showed declines. Specific stocks that added to our returns included Best Buy, the electronics retailer, and T. Rowe Price, the investment management firm. Best Buy benefitted from an increasing number of stores and the bankruptcy of Circuit City, one of its major competitors. T. Rowe Price benefitted from a rebound in the stock market combined with an extremely low valuation that was based upon investor fears of the market's collapse.

Allstate and Ethan Allen are examples of stocks that underperformed during the first six months of this year. Ethan Allen was hurt by the drop in overall demand for furniture and resulting industry overcapacity. Allstate suffered from investment losses and the general weakness experienced by the Financials sector in the first half. We continue to own Ethan Allen, believing there is still potential for the company to improve its results. Allstate was sold during the first half of the year as we were unhappy with management's strategy to deal with the issues emanating from the financial crisis.

During the first six months of 2009, we added four new positions to BCF. They include Campbell Soup, a leading consumer foods company, Chubb Corp., a high end specialty insurance company, Kimberly-Clark, a consumer products company, and T. Rowe Price, an investment management firm. The common thread among all four companies is that they are leaders in their respective industries with strong historical returns on capital. Their valuations at the time of purchase reflected investors' fears that the recession would be severe and cause profitability to decline for a sustained period of time.

As stated above, we completely sold our position in Allstate during the first six months of the year due to our disappointment with management's strategies given the challenges facing the company. We also eliminated our positions in General Electric and TRW Automotive. In the case of GE, we were uncomfortable with a number of strategic decisions management made regarding the divestiture and acquisition of certain businesses. As far as TRW is concerned, we preferred exposure to auto parts companies with stronger balance sheets, such as Gentex.

In summary, indications are that corporate profits are beginning to stabilize and profit margins are being restored through expense reduction. The next step will be for companies to identify and take advantage of opportunities for revenue growth. This may take several quarters to materialize, but order levels and backlogs over the next few months should offer investors a preview. The recent rally in stocks reflects the stabilization of profits at lower revenue levels. The sustainability of the rally will be dependent upon the level of revenue growth that the market begins to forecast.

As always we greatly appreciate the support of our shareholders and look forward to reporting on our progress in future letters.

Very truly yours,

/s/ The Killen Group, Inc.

The Killen Group, Inc.

--------------------------------------------------------------------------------
    FUND PERFORMANCE FOR PERIODS ENDED 6/30/09 (AVERAGE ANNUAL TOTAL RETURNS)

                                                            Since Inception
                                 One Year      Five Years      (5/01/02)
                                 --------      ----------      ---------
     Berwyn Cornerstone Fund      -21.37%        -0.44%          2.35%

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND THE PRINCIPAL VALUE OF AN INVESTMENT IN BCF WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA CITED. CURRENT MONTH END DATA IS AVAILABLE AT WWW.THEBERWYNFUNDS.COM.
--------------------------------------------------------------------------------

The total and net expense ratios for Berwyn Cornerstone Fund for the year ended 12/31/08 were 2.82% and 2.04% respectively, which include 0.04% of Acquired Fund Fees and Expenses. The Killen Group, Inc. (the Advisor) has contractually agreed to waive all, or a portion of, its management fee in order to limit Berwyn Cornerstone Fund's ratio of expenses to average net assets (excluding Acquired Fund Fees and Expenses) to 2.00%.

Returns for Berwyn Cornerstone Fund are net of all expenses, advisory fees and commission charges and include reinvestment of BCF's dividends. All index returns listed herein also include the reinvestment of dividends.

AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND SHOULD BE READ BEFORE INVESTING. THE FUND'S PROSPECTUS MAY BE OBTAINED BY DOWNLOADING IT FROM THE FUND'S WEB SITE OR BY CALLING 1-800-992-6757.

             COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT
       IN BERWYN CORNERSTONE FUND, S&P 500 INDEX AND S&P MID-CAP 400 INDEX

                              [LINE GRAPH OMITTED]

            Berwyn Cornerstone Fund    S&P 500 Index      S&P Mid-Cap 400 Index
            -----------------------    -------------      ---------------------
April 2002          $10,000               $10,000                $10,000
 June 2002            9,660                 9,138                  9,112
 June 2003           10,470                 9,161                  9,045
 June 2004           12,080                10,911                 11,575
 June 2005           13,334                11,601                 13,198
 June 2006           14,224                12,602                 14,911
 June 2007           17,196                15,197                 17,669
 June 2008           15,031                13,203                 16,372
 June 2009           11,814                 9,742                 11,785

Past performance is not predictive of future performance.

BERWYN FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
================================================================================
COMMON STOCKS -- 90.2%                                   SHARES        VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 3.0%
Ducommun, Inc. ....................................      171,266   $  3,218,088
                                                                   ------------

AIRLINES -- 2.1%
SkyWest, Inc. .....................................      221,700      2,261,340
                                                                   ------------

AUTO - TRUCK TRAILERS -- 0.4%
Wabash National Corp.+ ............................      644,975        451,482
                                                                   ------------

AUTO PARTS & EQUIPMENT -- 2.6%
Exide Technologies+ ...............................      756,800      2,815,296
                                                                   ------------

BANKS -- 5.4%
Old National Bancorp ..............................      194,500      1,909,990
Suffolk Bancorp ...................................      157,021      3,944,368
                                                                   ------------
                                                                      5,854,358
                                                                   ------------
BUILDING MATERIALS -- 0.0%
Patrick Industries, Inc.+ .........................        7,990         11,825
                                                                   ------------

CASINO SERVICES -- 0.6%
Bally Technologies, Inc.+ .........................       21,000        628,320
                                                                   ------------

COMMERCIAL PRINTING -- 5.7%
Courier Corp. .....................................      177,397      2,707,078
Ennis, Inc. .......................................      279,078      3,477,312
                                                                   ------------
                                                                      6,184,390
                                                                   ------------
COMMUNICATIONS EQUIPMENT -- 3.5%
3Com Corp.+ .......................................      806,000      3,796,260
                                                                   ------------

COMPUTERS & PERIPHERALS -- 0.4%
Stratasys, Inc.+ ..................................       38,000        417,620
                                                                   ------------

CONSTRUCTION & ENGINEERING -- 2.5%
Granite Construction, Inc. ........................       81,000      2,695,680
                                                                   ------------

ELECTRONIC EQUIPMENT, INSTRUMENTS
& COMPONENTS -- 3.0%
Advanced Energy Industries, Inc.+ .................      319,700      2,874,103
Plexus Corporation+ ...............................       16,000        327,360
                                                                   ------------
                                                                      3,201,463
                                                                   ------------
ELECTRONICS -- 3.0%
Methode Electronics, Inc. .........................      453,425      3,183,044
                                                                   ------------

FOOD -- 3.3%
Chiquita Brands International, Inc.+ ..............      348,800      3,578,688
                                                                   ------------

BERWYN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 90.2% (CONTINUED)                       SHARES        VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 5.0%
LifePoint Hospitals, Inc.+ ........................      110,500   $  2,900,625
RehabCare Group, Inc.+ ............................      102,284      2,447,656
                                                                   ------------
                                                                      5,348,281
                                                                   ------------
HOME FURNISHINGS -- 4.3%
Ethan Allen Interiors, Inc. .......................      166,800      1,728,048
Hooker Furniture Corp. ............................      258,847      2,961,210
                                                                   ------------
                                                                      4,689,258
                                                                   ------------
INFORMATION SERVICES -- 2.0%
Agilysys, Inc. ....................................        4,700         21,996
CIBER, Inc.+ ......................................      698,808      2,166,305
                                                                   ------------
                                                                      2,188,301
                                                                   ------------
INSURANCE -- 9.2%
American Equity Investment Life Holding Co. .......      693,250      3,868,335
FPIC Insurance Group, Inc.+ .......................       94,715      2,900,173
Horace Mann Educators Corp. .......................      319,350      3,183,920
                                                                   ------------
                                                                      9,952,428
                                                                   ------------
INTERNET SOFTWARE & SERVICES -- 2.7%
Vasco Data Security International, Inc.+ ..........      396,665      2,899,621
                                                                   ------------

INVESTMENT BANK/BROKER -- 1.8%
LaBranche & Co., Inc.+ ............................      457,100      1,965,530
                                                                   ------------

MACHINERY -- 2.2%
Gorman-Rupp Co. (The) .............................       13,000        262,210
Tennant Co. .......................................      116,700      2,146,113
                                                                   ------------
                                                                      2,408,323
                                                                   ------------
MISCELLANEOUS MANUFACTURING -- 2.9%
Sturm, Ruger & Co., Inc. ..........................      250,700      3,118,708
                                                                   ------------

OFFICE FURNITURE PRODUCTS -- 2.7%
Knoll, Inc. .......................................      390,000      2,956,200
                                                                   ------------

OIL & GAS SERVICES -- 6.3%
CARBO Ceramics, Inc. ..............................       33,000      1,128,600
Gulf Island Fabrication, Inc. .....................      198,731      3,145,912
Newpark Resources, Inc.+ ..........................      902,850      2,573,122
                                                                   ------------
                                                                      6,847,634
                                                                   ------------
RETAIL -- 4.3%
Dress Barn, Inc.+ .................................      174,200      2,491,060
Genesco, Inc.+ ....................................      116,200      2,185,722
                                                                   ------------
                                                                      4,676,782
                                                                   ------------
RETAIL - FOOD -- 2.7%
Ingles Markets, Inc. - Class A ....................      192,694      2,936,657
                                                                   ------------

SAVINGS & LOANS -- 0.1%
CFS Bancorp, Inc. .................................       34,709        146,819
                                                                   ------------

BERWYN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 90.2% (CONTINUED)                       SHARES        VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS -- 5.5%
Cohu, Inc. ........................................      273,050   $  2,446,528
Rudolph Technologies, Inc.+ .......................      622,725      3,437,442
                                                                   ------------
                                                                      5,883,970
                                                                   ------------
THRIFTS & MORTGAGE FINANCE -- 2.9%
Dime Community Bancshares, Inc. ...................      348,250      3,169,075
                                                                   ------------

TRANSPORTATION -- 0.1%
YRC Worldwide, Inc.+ ..............................       46,800         80,964
                                                                   ------------

TOTAL COMMON STOCKS (Cost $133,830,832) ...........                $ 97,566,405
                                                                   ------------

================================================================================
REPURCHASE AGREEMENTS -- 0.2%                          PAR VALUE       VALUE
--------------------------------------------------------------------------------
U.S. Bank N.A., 0.10%, dated 06/30/09, due 07/01/09,
   repurchase proceeds: $145,448 (Cost $145,448)#..   $  145,448   $    145,448
                                                                   ------------

================================================================================
MONEY MARKET FUNDS -- 9.8%                               SHARES        VALUE
--------------------------------------------------------------------------------
First American Government Obligations Fund -
   Class Y, 0.00%* ................................    5,298,226   $  5,298,226
First American Prime Obligations Fund -
   Class Y, 0.14%* ................................    5,298,227      5,298,227
                                                                   ------------
TOTAL MONEY MARKET FUNDS (Cost $10,596,453) .......                $ 10,596,453
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 100.2%
   (Cost $144,572,733) ............................                $108,308,306

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%) ...                    (173,441)
                                                                   ------------

NET ASSETS -- 100.0% ..............................                $108,134,865
                                                                   ============

+     Non-income producing security.

# Repurchase agreement is fully collateralized by $144,753 FGLMC G01543, 5.00%, due 05/01/33. The aggregate market value of the collateral at June 30, 2009 was $148,807.

* Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2009.

See Accompanying Notes to Financial Statements.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
================================================================================
COMMON STOCKS -- 29.6%                                   SHARES        VALUE
--------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT -- 0.4%
Gentex Corp. ......................................      125,000   $  1,448,750
                                                                   ------------

BANKS -- 2.8%
New York Community Bancorp, Inc. ..................      449,000      4,799,810
Suffolk Bancorp ...................................      236,023      5,928,898
                                                                   ------------
                                                                     10,728,708
                                                                   ------------
BEVERAGES -- 1.5%
Coca-Cola Co. (The) ...............................      120,000      5,758,800
                                                                   ------------

COMMERCIAL PRINTING -- 1.5%
Ennis, Inc. .......................................      450,700      5,615,722
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES -- 0.5%
JPMorgan Chase & Co. ..............................       56,000      1,910,160
                                                                   ------------

ELECTRICAL EQUIPMENT -- 1.2%
Emerson Electric Co. ..............................      146,000      4,730,400
                                                                   ------------

ELECTRONICS -- 1.0%
Methode Electronics, Inc. .........................      560,200      3,932,604
                                                                   ------------

FOOD -- 3.0%
Campbell Soup Co. .................................      163,500      4,810,170
ConAgra Foods, Inc. ...............................      243,000      4,631,580
Kraft Foods, Inc. - Class A .......................       74,500      1,887,830
                                                                   ------------
                                                                     11,329,580
                                                                   ------------
FOOD - WHOLESALE -- 1.2%
SYSCO Corp. .......................................      213,000      4,788,240
                                                                   ------------

HEALTH CARE - PRODUCTS -- 1.5%
Johnson & Johnson .................................      102,500      5,822,000
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 0.4%
Hill-Rom Holdings, Inc. ...........................      100,000      1,622,000
                                                                   ------------

HOUSEHOLD PRODUCTS -- 1.5%
Kimberly-Clark Corp. ..............................      109,500      5,741,085
                                                                   ------------

INSURANCE -- 1.9%
American Equity Investment Life Holding Co. .......      238,092      1,328,553
Chubb Corp. (The) .................................      147,000      5,862,360
                                                                   ------------
                                                                      7,190,913
                                                                   ------------
INVESTMENT MANAGEMENT -- 0.1%
T. Rowe Price Group, Inc. .........................       10,000        416,700
                                                                   ------------

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 29.6% (CONTINUED)                       SHARES        VALUE
--------------------------------------------------------------------------------
MEDIA -- 1.0%
Walt Disney Co. (The) .............................      165,000   $  3,849,450
                                                                   ------------

METAL - ALUMINUM -- 0.5%
Alcoa, Inc. .......................................      186,000      1,921,380
                                                                   ------------

MISCELLANEOUS MANUFACTURING -- 1.3%
3M Co. ............................................       80,000      4,808,000
                                                                   ------------

OIL & GAS SERVICES -- 0.6%
CARBO Ceramics, Inc. ..............................       63,000      2,154,600
                                                                   ------------

PERSONAL SERVICES -- 1.3%
Hillenbrand, Inc. .................................      292,366      4,864,970
                                                                   ------------

PHARMACEUTICALS -- 2.8%
AstraZeneca PLC - ADR .............................      121,000      5,340,940
GlaxoSmithKline PLC - ADR .........................      157,000      5,548,380
                                                                   ------------
                                                                     10,889,320
                                                                   ------------
RETAIL - FOOD -- 1.1%
Ingles Markets, Inc. - Class A ....................      265,309      4,043,309
                                                                   ------------

SEMICONDUCTORS -- 1.0%
Intel Corp. .......................................      235,000      3,882,200
                                                                   ------------

SOFTWARE -- 1.5%
Microsoft Corp. ...................................      248,000      5,897,440
                                                                   ------------

TOTAL COMMON STOCKS (Cost $110,128,986) ...........                $113,346,331
                                                                   ------------

================================================================================
PREFERRED STOCKS -- 0.7%                                 SHARES        VALUE
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.7%
Grace Acquisition I, Inc. - Series B+ .............       76,000   $     30,400
Public Storage - Series F .........................      137,016      2,663,591
                                                                   ------------
TOTAL PREFERRED STOCKS (Cost $4,452,487) ..........                $  2,693,991
                                                                   ------------

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
CORPORATE BONDS -- 60.5%                               PAR VALUE       VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 2.1%
Ceradyne, Inc., 2.875%, due 12/15/35 CV ...........   $8,372,000   $  6,948,760
Hexcel Corp., 6.75%, due 02/01/15 .................    1,118,000      1,036,945
                                                                   ------------
                                                                      7,985,705
                                                                   ------------
BEVERAGES - RETAIL -- 1.7%
Starbucks Corp., 6.25%, due 08/15/17 ..............    6,528,000      6,560,398
                                                                   ------------

BOOK PUBLISHING -- 1.6%
McGraw-Hill Cos., Inc. (The), 6.55%, due 11/15/37..    6,749,000      6,175,531
                                                                   ------------

COMMERCIAL PRINTING -- 1.1%
Cenveo, Inc., 7.875%, due 12/01/13 ................    5,797,000      4,057,900
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES -- 2.5%
School Specialty, Inc., 3.75%, due 11/30/26 CV ....   11,590,000      9,518,287
                                                                   ------------

CONSUMER PRODUCTS -- 2.5%
Church & Dwight Co., Inc., 6.00%, due 12/15/12 ....    9,757,000      9,708,215
                                                                   ------------

CORRECTIONAL FACILITIES -- 3.5%
Corrections Corp. of America, 6.25%, due 03/15/13..   10,132,000      9,600,070
GEO Group, Inc. (The), 8.25%, due 07/15/13 ........    4,090,000      3,987,750
                                                                   ------------
                                                                     13,587,820
                                                                   ------------
COSMETICS & PERSONAL CARE -- 2.6%
Chattem, Inc., 7.00%, due 03/01/14 ................   10,392,000      9,924,360
                                                                   ------------

ELECTRIC UTILITIES -- 2.0%
Constellation Energy Group, Inc., 4.55%,
   due 06/15/15 ...................................    4,862,000      4,214,129
PSEG Power, Inc., 5.50%, due 12/01/15 .............    3,297,000      3,275,599
                                                                   ------------
                                                                      7,489,728
                                                                   ------------
ELECTRICAL EQUIPMENT -- 1.6%
Itron, Inc., 7.75%, due 05/15/12 ..................    6,000,000      6,082,500
                                                                   ------------

ENERGY EQUIPMENT & SERVICES -- 0.0%
Cameron International Corp., 6.375%, due 07/15/18..       45,000         41,528
                                                                   ------------

FOOD -- 2.2%
Chiquita Brands International, Inc., 7.50%,
   due 11/01/14 ...................................    5,991,000      5,032,440
Chiquita Brands International, Inc., 8.875%,
   due 12/01/15 ...................................    4,125,000      3,557,812
                                                                   ------------
                                                                      8,590,252
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.6%
Hospira, Inc., 6.05%, due 03/30/17 ................    6,200,000      6,054,895
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES -- 5.1%
Hanger Orthopedic Group, Inc., 10.25%, due 06/01/14    1,000,000      1,032,500
Humana, Inc., 6.30%, due 08/01/18 .................   11,221,000      9,356,507
Omnicare, Inc., 3.25%, due 12/15/35 CV ............    7,813,000      5,410,503

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
CORPORATE BONDS -- 60.5% (CONTINUED)                   PAR VALUE       VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 5.1%
(CONTINUED)
Quest Diagnostics, Inc., 5.45%, due 11/01/15 ......   $2,686,000   $  2,603,317
Quest Diagnostics, Inc., 6.95%, due 07/01/37 ......    1,155,000      1,160,669
                                                                   ------------
                                                                     19,563,496
                                                                   ------------
INFORMATION SERVICES -- 2.8%
Equifax, Inc., 6.30%, due 07/01/17 ................    2,455,000      2,399,397
Equifax, Inc., 6.90%, due 07/01/28 ................    2,070,000      1,925,472
Equifax, Inc., 7.00%, due 07/01/37 ................    6,419,000      6,220,236
                                                                   ------------
                                                                     10,545,105
                                                                   ------------
INSURANCE -- 5.0%
American Equity Investment Life Holding Co.,
   5.25%, due 12/06/24 CV .........................   12,940,000      9,365,325
Unum Group, 7.625%, due 03/01/11 ..................    9,851,000      9,844,538
                                                                   ------------
                                                                     19,209,863
                                                                   ------------
MEDIA -- 0.7%
TCI Communications, Inc., 7.875%, due 02/15/26 ....    1,664,000      1,750,092
TCI Communications, Inc., 7.125%, due 02/15/28 ....    1,000,000      1,020,115
                                                                   ------------
                                                                      2,770,207
                                                                   ------------
METAL PRODUCTS -- 1.0%
Valmont Industries, Inc., 6.875%, due 05/01/14 ....    3,900,000      3,773,250
                                                                   ------------

MISCELLANEOUS MANUFACTURING -- 0.3%
General Electric Co., 5.25%, due 12/06/17 .........    1,333,000      1,309,066
                                                                   ------------

OIL & GAS -- 2.5%
Frontier Oil Corp., 6.625%, due 10/01/11 ..........    9,930,000      9,681,750
                                                                   ------------

PACKAGING & CONTAINERS -- 2.6%
Silgan Holdings, Inc., 6.75%, due 11/15/13 ........   10,281,000      9,844,057
                                                                   ------------

PERSONAL SERVICES -- 1.2%
Service Corp. International, 7.875%, due 02/01/13..      810,000        777,600
Service Corp. International, 7.375%, due 10/01/14..    4,000,000      3,780,000
                                                                   ------------
                                                                      4,557,600
                                                                   ------------
PHARMACEUTICALS -- 2.2%
Valeant Pharmaceuticals International, 3.00%,
    due 08/16/10 CV ...............................    8,380,000      8,537,125
                                                                   ------------

REAL ESTATE INVESTMENT TRUSTS -- 2.4%
Health Care REIT, Inc., 8.00%, due 09/12/12 .......    3,051,000      3,015,190
Health Care REIT, Inc., 6.00%, due 11/15/13 .......    4,535,000      4,161,298
Health Care REIT, Inc., 5.875%, due 05/15/15 ......    2,150,000      1,875,355
                                                                   ------------
                                                                      9,051,843
                                                                   ------------
RETAIL -- 3.8%
Home Depot, Inc. (The), 5.40%, due 03/01/16 .......    1,569,000      1,566,209
Home Depot, Inc. (The), 5.875%, due 12/16/36 ......    5,727,000      5,052,726
Kohl's Corp., 6.00%, due 01/15/33 .................       76,000         68,014
Woolworth Corp., 8.50%, due 01/15/22 ..............    8,949,000      7,785,630
                                                                   ------------
                                                                     14,472,579
                                                                   ------------

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
CORPORATE BONDS -- 60.5% (CONTINUED)                   PAR VALUE       VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.9%
Ameritech Capital Funding Corp., 6.875%,
   due 10/15/27 ...................................   $2,000,000   $  2,022,074
Verizon Communications, Inc., 4.75%, due 10/01/13..    1,500,000      1,488,101
                                                                   ------------
                                                                      3,510,175
                                                                   ------------
TOYS/GAMES/HOBBIES -- 1.7%
Hasbro, Inc., 6.30%, due 09/15/17 .................    2,575,000      2,507,396
Hasbro, Inc., 6.60%, due 07/15/28 .................    5,100,000      4,181,408
                                                                   ------------
                                                                      6,688,804
                                                                   ------------
TRANSPORTATION -- 3.3%
Bristow Group, Inc., 6.125%, due 06/15/13 .........    3,418,000      3,093,290
Westinghouse Air Brake Technologies Corp.,
   6.875%, due 07/31/13 ...........................    9,615,000      9,350,588
                                                                   ------------
                                                                     12,443,878
                                                                   ------------

TOTAL CORPORATE BONDS (Cost $230,925,312) .........                $231,735,917
                                                                   ------------

================================================================================
MONEY MARKET FUNDS -- 8.6%                               SHARES        VALUE
--------------------------------------------------------------------------------
First American Government Obligations Fund -
   Class Y, 0.004%* ...............................   16,339,862   $ 16,339,862
First American Prime Obligations Fund -
   Class Y, 0.14%* ................................   16,339,861     16,339,861
                                                                   ------------
TOTAL MONEY MARKET FUNDS (Cost $32,679,723) .......                $ 32,679,723
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 99.4%
   (Cost $378,186,508) ............................                $380,455,962

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6% .....                   2,372,107
                                                                   ------------

NET ASSETS -- 100.0% ..............................                $382,828,069
                                                                   ============

ADR - American Depositary Receipt.

CV -  Convertible Security.

+     Non-income producing security.

* Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2009.

See Accompanying Notes to Financial Statements

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
================================================================================
COMMON STOCKS -- 90.3%                                   SHARES        VALUE
--------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT -- 2.0%
Gentex Corp. ......................................       11,575   $    134,154
                                                                   ------------

BANKS -- 2.7%
New York Community Bancorp, Inc. ..................       16,375        175,049
                                                                   ------------

BEVERAGES -- 3.7%
Coca-Cola Co. (The) ...............................        5,075        243,549
                                                                   ------------

CAPITAL MARKETS -- 2.0%
T. Rowe Price Group, Inc. .........................        3,150        131,260
                                                                   ------------

COMPUTERS -- 2.9%
Hewlett-Packard Co. ...............................        5,000        193,250
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES -- 1.9%
JPMorgan Chase & Co. ..............................        3,750        127,913
                                                                   ------------

ELECTRICAL EQUIPMENT -- 2.9%
Emerson Electric Co. ..............................        5,975        193,590
                                                                   ------------

ENVIRONMENTAL CONTROL -- 2.7%
Waste Management, Inc. ............................        6,375        179,520
                                                                   ------------

FOOD -- 3.5%
ConAgra Foods, Inc. ...............................       11,975        228,243
                                                                   ------------

FOOD - WHOLESALE -- 3.0%
SYSCO Corp. .......................................        8,825        198,386
                                                                   ------------

FOOD PRODUCTS -- 3.3%
Campbell Soup Co. .................................        7,450        219,179
                                                                   ------------

HEALTH CARE -- PRODUCTS -- 3.6%
Johnson & Johnson .................................        4,175        237,140
                                                                   ------------

HOME FURNISHINGS -- 0.7%
Ethan Allen Interiors, Inc. .......................        4,425         45,843
                                                                   ------------

HOUSEHOLD PRODUCTS -- 3.0%
Kimberly-Clark Corp. ..............................        3,725        195,302
                                                                   ------------

INSURANCE -- 7.2%
Chubb Corp. (The) .................................        4,675        186,439
Unum Group ........................................       18,325        290,634
                                                                   ------------
                                                                        477,073
                                                                   ------------

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 90.3% (CONTINUED)                       SHARES        VALUE
--------------------------------------------------------------------------------
MEDIA -- 2.9%
Walt Disney Co. (The) .............................        8,075   $    188,390
                                                                   ------------

METAL - ALUMINUM -- 3.2%
Alcoa, Inc. .......................................       20,400        210,732
                                                                   ------------

MISCELLANEOUS MANUFACTURING -- 3.1%
3M Co. ............................................        3,425        205,843
                                                                   ------------

OIL & GAS -- 3.0%
Chevron Corp. .....................................        2,950        195,437
                                                                   ------------

OIL FIELD SERVICES -- 3.6%
BJ Services Co. ...................................       17,325        236,140
                                                                   ------------

PERSONAL SERVICES -- 2.4%
Hillenbrand, Inc. .................................        9,425        156,832
                                                                   ------------

PHARMACEUTICALS -- 11.6%
Abbott Laboratories ...............................        4,375        205,800
AstraZeneca PLC - ADR .............................        6,275        276,979
GlaxoSmithKline PLC - ADR .........................        5,925        209,389
Pfizer, Inc. ......................................        4,600         69,000
                                                                   ------------
                                                                        761,168
                                                                   ------------
RETAIL -- 2.4%
Best Buy Co., Inc. ................................        4,775        159,915
                                                                   ------------

SEMICONDUCTORS -- 9.3%
Intel Corp. .......................................       11,975        197,827
QLogic Corp.+ .....................................       15,000        190,200
Teradyne, Inc.+ ...................................       33,050        226,723
                                                                   ------------
                                                                        614,750
                                                                   ------------
SOFTWARE -- 3.7%
Microsoft Corp. ...................................       10,275        244,340
                                                                   ------------

TOTAL COMMON STOCKS (Cost $6,851,985) .............                $  5,952,998
                                                                   ------------

================================================================================
EXCHANGE-TRADED FUNDS -- 1.4%                            SHARES        VALUE
--------------------------------------------------------------------------------
iShares S&P Midcap 400 Index Fund .................          475   $     27,450
iShares S&P Midcap 400 Value Index Fund ...........        1,275         66,441
                                                                   ------------
TOTAL EXCHANGE-TRADED FUNDS (Cost $124,245) .......                $     93,891
                                                                   ------------

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
MONEY MARKET FUNDS -- 8.0%                               SHARES        VALUE
--------------------------------------------------------------------------------
First American Government Obligations Fund -
   Class Y, 0.00%* ................................      264,138   $    264,138
First American Prime Obligations Fund -
   Class Y, 0.14%* ................................      264,137        264,137
                                                                   ------------
TOTAL MONEY MARKET FUNDS (Cost $528,275) ..........                $    528,275
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 99.7%
   (Cost $7,504,505) ..............................                $  6,575,164

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3% .....                      18,712
                                                                   ------------

NET ASSETS -- 100.0% ..............................                $  6,593,876
                                                                   ============

ADR - American Depositary Receipt.

+     Non-income producing security.

* Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2009.

See Accompanying Notes to Financial Statements.

THE BERWYN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2009 (UNAUDITED)
==========================================================================================================
                                                                              BERWYN            BERWYN
                                                            BERWYN            INCOME         CORNERSTONE
                                                             FUND              FUND              FUND
----------------------------------------------------------------------------------------------------------
ASSETS
Investments in Securities:
   At Market Value (Cost $144,572,733, $378,186,508
      and $7,504,505 for Berwyn Fund, Berwyn Income
      Fund and Berwyn Cornerstone Fund, respectively)
      (Note 2) ......................................   $  108,308,306    $  380,455,962    $    6,575,164
Receivables:
   Dividends ........................................           71,251           342,419            11,806
   Interest .........................................               --         3,892,834                --
   Fund Shares Sold .................................           28,370         1,950,761               490
   Investment Securities Sold .......................          277,482           417,419                --
Other Assets ........................................           32,220            44,104            17,104
                                                        --------------    --------------    --------------
      TOTAL ASSETS ..................................      108,717,629       387,103,499         6,604,564
                                                        --------------    --------------    --------------

LIABILITIES
Payables:
   Fund Shares Redeemed .............................           22,731           200,311                --
   Investment Securities Purchased ..................          443,992         3,859,963                --
   Accrued Investment Advisory Fees (Note 5) ........           90,693           149,403             1,083
   Accrued Administration Fees (Note 5) .............           14,400            41,675             3,225
Other Accrued Expenses and Liabilities ..............           10,948            24,078             6,380
                                                        --------------    --------------    --------------
      TOTAL LIABILITIES .............................          582,764         4,275,430            10,688
                                                        --------------    --------------    --------------

NET ASSETS ..........................................   $  108,134,865    $  382,828,069    $    6,593,876
                                                        ==============    ==============    ==============

NET ASSETS CONSIST OF:
Paid-in Capital .....................................   $  162,371,883    $  389,062,278    $    8,318,799
Accumulated Undistributed Net Investment Income .....          183,330            53,125            41,840
Accumulated Net Realized Losses .....................      (18,155,921)       (8,556,788)         (837,422)
Net Unrealized Appreciation (Depreciation)
   on Investment Securities .........................      (36,264,427)        2,269,454          (929,341)
                                                        --------------    --------------    --------------
NET ASSETS ..........................................   $  108,134,865    $  382,828,069    $    6,593,876
                                                        ==============    ==============    ==============

SHARES OF BENEFICIAL INTEREST OUTSTANDING
   (NO PAR VALUE, UNLIMITED AUTHORIZED) .............        6,198,418        33,773,573           661,805
                                                        ==============    ==============    ==============

NET ASSET VALUE AND OFFERING PRICE PER SHARE ........   $        17.45    $        11.34    $         9.96
                                                        ==============    ==============    ==============

MINIMUM REDEMPTION PRICE PER SHARE (NOTE 2) .........   $        17.28    $        11.23    $         9.86
                                                        ==============    ==============    ==============

See Accompanying Notes to Financial Statements.

THE BERWYN FUNDS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)
====================================================================================================
                                                                           BERWYN          BERWYN
                                                           BERWYN          INCOME       CORNERSTONE
                                                            FUND            FUND            FUND
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends ........................................   $    876,625    $  1,790,192    $    101,434
   Interest .........................................             --       7,906,400              --
                                                        ------------    ------------    ------------
      Total Investment Income .......................        876,625       9,696,592         101,434
                                                        ------------    ------------    ------------

EXPENSES
   Investment Advisory Fees (Note 5) ................        514,495         717,459          29,797
   Administration Fees (Note 5) .....................         80,679         198,243          18,812
   Registration Fees ................................         16,727          22,586           9,626
   Professional Fees ................................         16,317          16,317          14,442
   Custodian and Bank Service Fees ..................         16,841          22,846           1,542
   Postage and Supplies .............................         14,903          20,864           3,431
   Report Printing ..................................          9,452          14,926           1,308
   Trustees' Fees and Expenses ......................          5,353           5,353           5,353
   Insurance ........................................          5,898           8,736             557
   Compliance Service Fees (Note 5) .................          1,620           1,620           1,620
   Other Expenses ...................................         11,010          13,329           3,808
                                                        ------------    ------------    ------------
      Total Expenses Before Fee Waivers by Advisor ..        693,295       1,042,279          90,296
   Less Fees Waived and Expenses Reimbursed
      by Advisor (Note 5) ...........................             --              --         (30,702)
                                                        ------------    ------------    ------------
      Net Expenses ..................................        693,295       1,042,279          59,594
                                                        ------------    ------------    ------------

   Net Investment Income ............................        183,330       8,654,313          41,840
                                                        ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net Realized Losses from Sales
      of Investment Securities ......................    (13,625,012)     (2,137,934)       (727,806)
   Net Change in Net Unrealized Appreciation
      (Depreciation) on Investment Securities .......      9,291,593      32,017,967         926,475
                                                        ------------    ------------    ------------

   Net Realized and Unrealized Gains (Losses)
      on Investments ................................     (4,333,419)     29,880,033         198,669
                                                        ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ........................   $ (4,150,089)   $ 38,534,346    $    240,509
                                                        ============    ============    ============

See Accompanying Notes to Financial Statements.

THE BERWYN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
=================================================================================================================================
                                                                                     BERWYN                      BERWYN
                                                         BERWYN                      INCOME                    CORNERSTONE
                                                          FUND                        FUND                        FUND
                                               --------------------------  --------------------------  --------------------------
                                                SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                                   ENDED         YEAR          ENDED         YEAR          ENDED         YEAR
                                                  6/30/09        ENDED        6/30/09       ENDED         6/30/09       ENDED
                                                (UNAUDITED)    12/31/08     (UNAUDITED)    12/31/08     (UNAUDITED)    12/31/08
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income ....................  $    183,330  $    129,969  $  8,654,313  $ 12,723,061  $     41,840  $     57,577
   Net Realized Losses from Sales of
      Investment Securities .................   (13,625,012)   (4,250,215)   (2,137,934)   (6,410,171)     (727,806)     (109,450)
   Net Change in Net Unrealized Appreciation
      (Depreciation) on Investment Securities     9,291,593   (44,488,731)   32,017,967   (31,855,458)      926,475    (2,404,715)
                                               ------------  ------------  ------------  ------------  ------------  ------------
      Net Increase (Decrease) in Net Assets
         Resulting from Operations ..........    (4,150,089)  (48,608,977)   38,534,346   (25,542,568)      240,509    (2,456,588)
                                               ------------  ------------  ------------  ------------  ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From Net Investment Income ...............            --      (166,993)   (8,603,881)  (12,721,928)           --       (57,584)
   From Realized Gains from
      Sales of Investment Securities ........            --           (90)           --            --            --           (20)
                                               ------------  ------------  ------------  ------------  ------------  ------------
      Decrease in Net Assets
         Resulting from Distributions .......            --      (167,083)   (8,603,881)  (12,721,928)           --       (57,604)
                                               ------------  ------------  ------------  ------------  ------------  ------------

CAPITAL SHARE TRANSACTIONS
   Proceeds from Shares Sold. ...............    21,265,937    91,493,554   143,015,896    90,783,143       510,789     1,833,951
   Net Asset Value of Shares Issued in
      Reinvestment of Distributions
      to Shareholders .......................            --       160,798     7,835,100    11,707,847            --        57,604
   Proceeds from Redemption
      Fees Collected (Note 2) ...............        88,388       166,259        48,166        95,019           633         1,346
   Shares Redeemed ..........................   (27,418,001)  (44,099,368)  (32,646,310)  (72,357,498)     (234,416)     (724,889)
                                               ------------  ------------  ------------  ------------  ------------  ------------
      Net Increase (Decrease) in Net Assets
         from Capital Share Transactions ....    (6,063,676)   47,721,243   118,252,852    30,228,511       277,006     1,168,012
                                               ------------  ------------  ------------  ------------  ------------  ------------

      Total Increase (Decrease) in Net Assets   (10,213,765)   (1,054,817)  148,183,317    (8,035,985)      517,515    (1,346,180)

NET ASSETS
   Beginning of Period ......................   118,348,630   119,403,447   234,644,752   242,680,737     6,076,361     7,422,541
                                               ------------  ------------  ------------  ------------  ------------  ------------
   End of Period ............................  $108,134,865  $118,348,630  $382,828,069  $234,644,752  $  6,593,876  $  6,076,361
                                               ============  ============  ============  ============  ============  ============

ACCUMULATED UNDISTRIBUTED
   NET INVESTMENT INCOME ....................  $    183,330  $         --  $     53,125  $      2,693  $     41,840  $         --
                                               ============  ============  ============  ============  ============  ============

CAPITAL SHARES ISSUED AND REDEEMED
   Shares Sold ..............................     1,350,922     3,902,786    13,348,098     8,111,649        57,143       141,181
   Shares Reinvested ........................            --         9,343       728,979     1,049,814            --         6,070
   Shares Redeemed ..........................    (1,809,444)   (2,145,132)   (3,088,630)   (6,427,734)      (26,567)      (61,035)
                                               ------------  ------------  ------------  ------------  ------------  ------------
   Net Increase (Decrease) from Fund
      Share Transactions ....................      (458,522)    1,766,997    10,988,447     2,733,729        30,576        86,216
   Shares Outstanding, Beginning of Period ..     6,656,940     4,889,943    22,785,126    20,051,397       631,229       545,013
                                               ------------  ------------  ------------  ------------  ------------  ------------
   Shares Outstanding, End of Period ........     6,198,418     6,656,940    33,773,573    22,785,126       661,805       631,229
                                               ============  ============  ============  ============  ============  ============

See Accompanying Notes to Financial Statements.

BERWYN FUND
FINANCIAL HIGHLIGHTS
===============================================================================================================================

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
===============================================================================================================================
                                               SIX MONTHS
                                                  ENDED                                 YEARS ENDED
                                                6/30/09      ------------------------------------------------------------------
                                               (UNAUDITED)    12/31/08      12/31/07      12/31/06      12/31/05      12/31/04
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ......    $    17.78    $    24.42    $    28.81    $    29.67    $    28.96    $    24.78
                                               ----------    ----------    ----------    ----------    ----------    ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss) ...........          0.03          0.02          0.07          0.05          0.02         (0.01)
   Net Realized and Unrealized Gains
      (Losses) on Investment Securities ...         (0.37)        (6.65)        (1.13)         1.91          3.48          5.64
                                               ----------    ----------    ----------    ----------    ----------    ----------
      Total Income (Loss) from
         Investment Operations ............         (0.34)        (6.63)        (1.06)         1.96          3.50          5.63
                                               ----------    ----------    ----------    ----------    ----------    ----------

LESS DISTRIBUTIONS
   Dividends from Net Investment Income ..             --         (0.03)        (0.06)        (0.05)        (0.02)           --
   Distributions from Net Realized Gains
      from Sales of Investment Securities .            --         (0.00)*       (3.28)        (2.82)        (2.83)        (1.48)
                                               ----------    ----------    ----------    ----------    ----------    ----------
      Total Distributions .................            --         (0.03)        (3.34)        (2.87)        (2.85)        (1.48)
                                               ----------    ----------    ----------    ----------    ----------    ----------

PROCEEDS FROM REDEMPTION FEES
   COLLECTED (NOTE 2) .....................          0.01          0.02          0.01          0.05          0.06          0.03
                                               ----------    ----------    ----------    ----------    ----------    ----------

NET ASSET VALUE, END OF PERIOD ............    $    17.45    $    17.78    $    24.42    $    28.81    $    29.67    $    28.96
                                               ==========    ==========    ==========    ==========    ==========    ==========

TOTAL RETURN ..............................        (1.86%)**    (27.09%)       (3.68%)        6.71%        12.18%        22.83%
                                               ==========    ==========    ==========    ==========    ==========    ==========

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (000's) ......    $  108,135    $  118,349    $  119,403    $  148,787    $  185,696    $  114,928

   Ratio of Expenses to Average Net Assets          1.35%***      1.29%         1.27%         1.26%         1.28%         1.20%

   Ratio of Net Investment Income (Loss)
      to Average Net Assets ...............         0.36%***      0.10%         0.22%         0.12%         0.11%        (0.08%)

   Portfolio Turnover Rate ................           18%**         38%           40%           38%           31%           23%

*     Amount rounds to less than $0.01 per share.

**    Not Annualized.

***   Annualized.

See Accompanying Notes to Financial Statements.

BERWYN INCOME FUND
FINANCIAL HIGHLIGHTS
===============================================================================================================================

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
===============================================================================================================================
                                               SIX MONTHS
                                                  ENDED                                 YEARS ENDED
                                                6/30/09      ------------------------------------------------------------------
                                               (UNAUDITED)    12/31/08      12/31/07      12/31/06      12/31/05      12/31/04
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ......    $    10.30    $    12.10    $    12.28    $    11.85    $    12.13    $    11.74
                                               ----------    ----------    ----------    ----------    ----------    ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income ..................          0.29          0.60          0.59          0.57          0.51          0.51
   Net Realized and Unrealized Gains
      (Losses) on Investment Securities ...          1.04         (1.80)         0.24          0.43         (0.28)         0.40
                                               ----------    ----------    ----------    ----------    ----------    ----------
      Total Income (Loss) from
         Investment Operations ............          1.33         (1.20)         0.83          1.00          0.23          0.91
                                               ----------    ----------    ----------    ----------    ----------    ----------

LESS DISTRIBUTIONS
   Dividends from Net Investment Income ...         (0.29)        (0.60)        (0.59)        (0.57)        (0.51)        (0.53)
   Distributions from Net Realized Gains
      from Sales of Investment Securities .            --            --         (0.42)           --            --            --
                                               ----------    ----------    ----------    ----------    ----------    ----------
      Total Distributions .................         (0.29)        (0.60)        (1.01)        (0.57)        (0.51)        (0.53)
                                               ----------    ----------    ----------    ----------    ----------    ----------

PROCEEDS FROM REDEMPTION
   FEES COLLECTED (NOTE 2) ................          0.00*         0.00*         0.00*         0.00*         0.00*         0.01
                                               ----------    ----------    ----------    ----------    ----------    ----------

NET ASSET VALUE, END OF PERIOD ............    $    11.34    $    10.30    $    12.10    $    12.28    $    11.85    $    12.13
                                               ==========    ==========    ==========    ==========    ==========    ==========

TOTAL RETURN ..............................        13.11%**     (10.19%)        6.83%         8.65%         1.96%         7.98%
                                               ==========    ==========    ==========    ==========    ==========    ==========

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (000's) ......    $  382,828    $  234,645    $  242,681    $  228,798    $  234,728    $  205,615

   Ratio of Expenses to Average Net Assets          0.72%***      0.73%         0.70%         0.73%         0.72%         0.64%

   Ratio of Net Investment Income
      to Average Net Assets ...............         6.01%***      5.36%         4.70%         4.67%         4.34%         4.54%

   Portfolio Turnover Rate ................           26%**         64%           37%           31%           49%           48%

*     Amount rounds to less than $0.01 per share.

**    Not Annualized.

***   Annualized.

See Accompanying Notes to Financial Statements.

BERWYN CORNERSTONE FUND
FINANCIAL HIGHLIGHTS
===============================================================================================================================

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
===============================================================================================================================
                                               SIX MONTHS
                                                  ENDED                                 YEARS ENDED
                                                6/30/09      ------------------------------------------------------------------
                                               (UNAUDITED)    12/31/08      12/31/07      12/31/06      12/31/05      12/31/04
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ......    $     9.63    $    13.62    $    14.80    $    13.11    $    12.72    $    11.58
                                               ----------    ----------    ----------    ----------    ----------    ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss) ...........          0.06          0.09          0.18          0.06         (0.02)        (0.03)
   Net Realized and Unrealized Gains
      (Losses) on Investment Securities ...          0.27         (3.99)        (0.15)         2.34          0.71          1.26
                                               ----------    ----------    ----------    ----------    ----------    ----------
      Total Income (Loss) from
         Investment Operations ............          0.33         (3.90)         0.03          2.40          0.69          1.23
                                               ----------    ----------    ----------    ----------    ----------    ----------

LESS DISTRIBUTIONS
   Dividends from Net Investment Income ...            --         (0.09)        (0.18)        (0.06)           --            --
   Distributions from Net Realized Gains
      from Sales of Investment Securities .            --         (0.00)*       (1.03)        (0.65)        (0.30)        (0.09)
                                               ----------    ----------    ----------    ----------    ----------    ----------
      Total Distributions .................            --         (0.09)        (1.21)        (0.71)        (0.30)        (0.09)
                                               ----------    ----------    ----------    ----------    ----------    ----------

PROCEEDS FROM REDEMPTION
   FEES COLLECTED (NOTE 2) ................          0.00*         0.00*           --          0.00*         0.00*           --
                                               ----------    ----------    ----------    ----------    ----------    ----------

NET ASSET VALUE, END OF PERIOD ............    $     9.96    $     9.63    $    13.62    $    14.80    $    13.11    $    12.72
                                               ==========    ==========    ==========    ==========    ==========    ==========

TOTAL RETURN ..............................         3.43%**     (28.61%)        0.19%        18.28%         5.40%        10.62%
                                               ==========    ==========    ==========    ==========    ==========    ==========

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (000's) ......    $    6,594    $    6,076    $    7,423    $    7,448    $    5,148    $    2,319

   Ratio of Total Expenses
      to Average Net Assets ...............         3.03%***      2.78%         2.52%         2.85%         3.63%         5.46%

   Ratio of Net Expenses
      to Average Net Assets # .............         2.00%***      2.00%         2.00%         2.00%         2.00%         1.99%

   Ratio of Net Investment Income (Loss)
      to Average Net Assets ...............         0.37%***      0.03%         0.66%        (0.42%)       (1.79%)       (3.85%)

   Ratio of Net Investment Income (Loss)
      to Average Net Assets # .............         1.40%***      0.81%         1.18%         0.43%        (0.16%)       (0.38%)

   Portfolio Turnover Rate ................           19%**         46%           38%           23%           18%            7%

*     Amount rounds to less than $0.01 per share.

**    Not Annualized.

***   Annualized.

#     After advisory fee waivers and expense reimbursements by the Advisor.

See Accompanying Notes to Financial Statements.

THE BERWYN FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)
================================================================================

1.    ORGANIZATION

Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund (individually, a "Fund," and, collectively, the "Funds") are each a no-load series of The Berwyn Funds (the "Trust"), a Delaware Statutory Trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Berwyn Fund's primary investment objective is to achieve long-term capital appreciation; current income is a secondary consideration.

Berwyn Income Fund's investment objective is to provide investors with current income while seeking to preserve capital by taking, in the opinion of the Advisor, reasonable investment risks.

Berwyn Cornerstone Fund's investment objective is to achieve long-term capital appreciation; current income is a secondary consideration.

2.    ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies used in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

SECURITY VALUATION: The Funds' securities that are listed on a national securities exchange are valued at the last quoted sales price. Securities not traded on the valuation date, NASDAQ traded securities, all bonds and other securities not listed on a national securities exchange are valued at the last quoted bid price. Short-term investments may be valued at amortized cost which approximates market value. The value of other assets and securities for which no quotations are readily available, or quotations for which the Advisor believes do not reflect market value, are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees. Factors in determining portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; the thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by a reliable pricing source; and actions of the securities markets, such as the suspension or limitation of trading.

The Financial Accounting Standards Board's ("FASB") Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

THE BERWYN FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' investments as of June 30, 2009:

                                                                  BERWYN         BERWYN
                                                   BERWYN         INCOME      CORNERSTONE
VALUATION INPUTS                                    FUND           FUND           FUND
                                                ------------   ------------   -----------
Level 1 - Quoted Prices .....................   $108,308,306   $148,720,045   $  6,575,164
Level 2 - Other Significant Observable Inputs             --    231,735,917             --
Level 3 - Significant UnobservableInputs ....             --             --             --
                                                ------------   ------------   ------------
Total .......................................   $108,308,306   $380,455,962   $  6,575,164
                                                ============   ============   ============

In April 2009, FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4" or the "Position"). FSP 157-4 provides additional guidance for estimating fair value when the volume and level of activity have significantly decreased in relation to normal market activity for the asset or liability. The Position also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FSP 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FSP 157-4 and has concluded that FSP 157-4 has no impact on these financial statements.

The following is a summary of the inputs used to value Berwyn Income Fund's investments as of June 30, 2009 by security type as required by FSP 157-4:

                              LEVEL 1       LEVEL 2       LEVEL 3      TOTAL
                           ------------  ------------   ----------  ------------
Common stocks............  $113,346,331  $         --   $       --  $113,346,331
Preferred stocks.........     2,693,991            --           --     2,693,991
Corporate bonds..........            --   231,735,917           --   231,735,917
Money market funds.......    32,679,723            --           --    32,679,723
                           ------------  ------------   ----------  ------------
Total....................  $148,720,045  $231,735,917   $       --  $380,455,962
                           ============  ============   ==========  ============

As of June 30, 2009, all of the securities held by Berwyn Fund and Berwyn Cornerstone Fund and all of the common stocks held by Berwyn Income Fund were valued using Level 1 inputs. See each respective Fund's Schedule of Investments for a summary of the Level 1 inputs by security type and industry type.

THE BERWYN FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

SHARE VALUATION: The net asset value of each Fund is determined daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share, except that shares of the Funds are subject to a redemption fee of 1% if redeemed in less than six months from the date of purchase. For the periods ended June 30, 2009 and December 31, 2008, proceeds from redemption fees totaled $88,388 and $166,259, respectively, for Berwyn Fund, $48,166 and $95,019, respectively, for Berwyn Income Fund and $633 and $1,346, respectively, for Berwyn Cornerstone Fund.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are amortized using the effective interest method.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends arising from net investment income, if any, are declared and paid annually to shareholders of Berwyn Fund and Berwyn Cornerstone Fund and are declared and paid quarterly to shareholders of Berwyn Income Fund. Net realized short-term gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales and differing book/tax treatment of short-term capital gains.

COMMON EXPENSES: Common expenses of the Trust are allocated among the Funds based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES: It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

THE BERWYN FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

3.    SECURITY TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments and U.S. government securities, were as follows for the six months ended June 30, 2009:

                                                       BERWYN         BERWYN
                                        BERWYN         INCOME       CORNERSTONE
                                         FUND           FUND           FUND
                                     ------------   ------------   ------------
Purchases of investment securities   $ 17,223,628   $172,216,404   $  1,327,017
                                     ============   ============   ============
Proceeds from sales and maturities
  of investment securities .......   $ 28,116,840   $ 69,025,758   $  1,083,812
                                     ============   ============   ============

4.    TAX MATTERS

The tax character of dividends and distributions paid during the periods ended June 30, 2009 and December 31, 2008 was as follows:

                           -----------------------------------------------------
                             PERIOD      ORDINARY     LONG-TERM        TOTAL
                              ENDED       INCOME    CAPITAL GAINS  DISTRIBUTIONS
--------------------------------------------------------------------------------
Berwyn Fund...............  6/30/2009  $        --  $          --  $          --
                           12/31/2008  $   166,993  $          90  $     167,083
--------------------------------------------------------------------------------
Berwyn Income Fund........  6/30/2009  $ 8,603,881  $          --  $   8,603,881
                           12/31/2008  $12,721,928  $          --  $  12,721,928
--------------------------------------------------------------------------------
Berwyn Cornerstone Fund...  6/30/2009  $        --  $          --  $          --
                           12/31/2008  $    57,584  $          20  $      57,604
--------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of June 30, 2009:

                                                                 BERWYN         BERWYN
                                                  BERWYN         INCOME      CORNERSTONE
                                                   FUND           FUND           FUND
                                               ------------   ------------   -----------
Tax Cost of Portfolio Investments..........    $148,810,111   $379,812,523   $ 7,545,509
                                               ============   ============   ===========
Gross Unrealized Appreciation..............    $  8,354,147   $ 18,158,301   $   310,001
Gross Unrealized Depreciation..............     (48,855,952)   (17,514,862)   (1,280,346)
                                               ------------   ------------   -----------
Net Unrealized Appreciation (Depreciation)
   on Investment Securities................     (40,501,805)       643,439      (970,345)
Accumulated Undistributed
   Ordinary Income.........................         183,330         53,125        41,840
Capital Loss Carryforwards.................        (935,781)    (5,400,978)      (23,346)
Other Losses...............................     (12,982,762)    (1,529,795)     (773,072)
                                               ------------   ------------   -----------
Total Accumulated Deficit..................    $(54,237,018)  $ (6,234,209)  $(1,724,923)
                                               ============   ============   ===========

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

THE BERWYN FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

As of December 31, 2008, the Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distribution to shareholders.

                                                        BERWYN        BERWYN
                                         BERWYN         INCOME      CORNERSTONE
EXPIRES                                   FUND           FUND          FUND
                                      ------------   ------------   -----------
December 31, 2016...................  $    935,781   $  5,400,978   $    23,346

FASB's Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. As required by FIN 48, management has analyzed the Funds' tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2005 through December 31, 2008) and has concluded that no provision for income tax is required in these financial statements.

5.    TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENTS
Each Fund's investments are managed by The Killen Group, Inc. (the "Advisor") under the terms of an Investment Advisory Agreement (the "Advisory Agreements"). Under the Advisory Agreements, Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund have agreed to pay the Advisor an investment advisory fee at an annual rate of 1.00%, 0.50% and 1.00%, respectively, of their average daily net assets.

Certain Trustees and officers of the Trust are also officers of the Advisor.

With respect to Berwyn Cornerstone Fund, the Advisor has contractually agreed to waive its fees as necessary to maintain the Fund's ratio of ordinary operating expenses to average net assets at 2.00%. Accordingly, during the six months ended June 30, 2009, the Advisor waived all of its investment advisory fees of $29,797 and reimbursed other Fund operating expenses totaling $905.

The Chief Compliance Officer (the "CCO") of the Trust is an officer of the Advisor. Each Fund pays the Advisor $270 monthly for providing CCO services. In addition, the Funds reimburse the Advisor for any reasonable out-of-pocket expenses relating to these compliance services.

Trustees who are not affiliated with the Advisor receive compensation from the Funds. Trustees who are affiliated with the Advisor receive no compensation from the Funds.

THE BERWYN FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The Advisor and the officers of the Advisor, together with their families, owned 508,348 shares, 375,400 shares and 195,851 shares of Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund, respectively, as of June 30, 2009.

AFFILIATED BROKER-DEALER
During the six months ended June 30, 2009, Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund paid commissions of $43,247, $41,357 and $3,769, respectively, to Berwyn Financial Services Corp., a broker-dealer affiliated with the Advisor, to execute portfolio transactions.

MUTUAL FUND SERVICES AGREEMENT
Under the terms of a Mutual Fund Services Agreement between the Trust and Ultimus Fund Solutions, LLC ("Ultimus"), Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Funds. For the performance of these services, the Trust pays Ultimus a fee, payable monthly, at the annual rate of 0.15% of the Funds' aggregate average daily net assets up to $500 million, 0.125% of the next $500 million of such assets, and 0.10% of such assets in excess of $1 billion, subject to a minimum monthly fee of $15,000. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds' portfolio securities.

Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the "Distributor"), the principal underwriter of each Fund's shares and an affiliate of Ultimus. The fees payable to the Distributor are paid by the Advisor (not the Funds).

6.    COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7.    RECENT ACCOUNTING PRONOUNCEMENT

In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, "The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles - a replacement of FASB Statement No. 162" ("SFAS 168"). SFAS 168 replaces SFAS No. 162, "The Hierarchy of Generally Accepted Accounting Principles" and establishes the "FASB Accounting Standards CodificationTM" ("Codification") as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation

THE BERWYN FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

of financial statements in conformity with U.S. GAAP. All guidance contained in the Codification carries an equal level of authority. On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. Management has evaluated this new statement and has determined that it will not have a significant impact on the determination or reporting of the Funds' financial statements.

8.    SUBSEQUENT EVENTS

In May 2009, the FASB issued SFAS No. 165, "Subsequent Events" ("SFAS No. 165"). The Trust has adopted SFAS No. 165 with these financial statements. SFAS No. 165 requires the Funds to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds will be required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate  cannot  be made.  In  addition,  SFAS No.  165  requires  the Funds to disclose the date through which subsequent events have been evaluated. Management has evaluated subsequent events through the issuance of its financial statements on August 12, 2009 and has noted no such events.

THE BERWYN FUNDS
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (January 1, 2009 - June 30, 2009).

The table below illustrates the Funds' ongoing costs in two ways:

Actual Fund Return - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Funds' actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% Return - This section is intended to help you compare the Funds' costs with those of other mutual funds. It assumes that the Funds had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds' actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% return. You can assess the Funds' costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge sales loads. However, a redemption fee of 1% is applied on the sale of shares held for less than six months.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds' expenses, including annual expense ratios for the prior five fiscal years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' prospectus.

THE BERWYN FUNDS
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

                                                         BEGINNING         ENDING
                                                       ACCOUNT VALUE    ACCOUNT VALUE   EXPENSES PAID
                                                      JANUARY 1, 2009   JUNE 30, 2009   DURING PERIOD*
                                                      ---------------   -------------   --------------
BERWYN FUND
Based on Actual Fund Return........................   $      1,000.00   $      981.40   $         6.63
Based on Hypothetical 5% Return(before expenses)...   $      1,000.00   $    1,018.10   $         6.76

BERWYN INCOME FUND
Based on Actual Fund Return........................   $      1,000.00   $    1,131.10   $         3.80
Based on Hypothetical 5% Return (before expenses)..   $      1,000.00   $    1,021.22   $         3.61

BERWYN CORNERSTONE FUND
Based on Actual Fund Return........................   $      1,000.00   $    1,034.30   $        10.09
Based on Hypothetical 5% Return(before expenses)...   $      1,000.00   $    1,014.88   $         9.99

* Expenses are equal to the Funds' annualized expense ratios for the period as stated below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                       Berwyn Fund                     1.35%
                       Berwyn Income Fund              0.72%
                       Berwyn Cornerstone Fund         2.00%

OTHER INFORMATION (UNAUDITED)
================================================================================

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available at the Funds' website at http://www.theberwynfunds.com and is also available without charge upon request by calling toll-free 1-800-992-6757, or on the SEC's website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available at the Funds' website at http://www.theberwynfunds.com and is also available without charge upon request by calling toll-free 1-800-992-6757, or on the SEC's website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-800-992-6757. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE BERWYN FUNDS
APPROVAL OF ADVISORY AGREEMENTS (UNAUDITED)
================================================================================

The Board of Trustees, including the Independent Trustees voting separately, have reviewed and approved the continuance of each Fund's Advisory Agreement with the Advisor. The approval took place at an in-person meeting, held on February 19, 2009, at which all of the Trustees were present.

The Trustees were advised by Trust counsel of their fiduciary obligations in approving the Advisory Agreements and the Trustees requested such information from the Advisor as they deemed reasonably necessary to evaluate the terms of the Advisory Agreements and to determine whether the Agreements continue to be in the best interest of each Fund and its shareholders. The Trustees reviewed
(1) industry data comparing advisory fees and expense ratios of the Fund with those of comparable investment companies; (2) comparative investment performance information; (3) the Advisor's revenues and costs of providing services to each Fund; and (4) information about the Advisor's personnel. The Trustees considered various factors, among them (1) the nature, extent and quality of the services provided by the Advisor; (2) the fees charged for those services and the Advisor's profitability with respect to each Fund; (3) each Fund's investment performance; (4) the extent to which economies of scale may be realized as the Funds grow; and (5) whether fee levels reflect these economies of scale for the benefit of Fund shareholders. The Trustees were advised by experienced counsel throughout the process.

The Trustees evaluated and discussed with the Advisor the responsibilities of the Advisor under the Advisory Agreements. The Trustees also reviewed the background, education and experience of the Advisor's investment and operational personnel.

The Trustees considered each Fund's historical performance as compared to various indices and averages. The Trustees reviewed information that summarized the performance of each Fund over various periods, and compared such performance to returns of the relevant benchmark indices and similarly situated funds. Based upon their review, the Trustees found that over both short- and long-term periods, the investment performance of each Fund has been acceptable.

The Trustees also reviewed the Advisor's analysis of its profitability from fees received under the Advisory Agreements and the Advisor's audited financial statements for its fiscal year ended August 31, 2008. The Independent Trustees concluded that the Advisor's profits are reasonable. They further concluded that the Advisor possesses the resources necessary to serve as investment adviser to the Funds and, based upon their review of the financial statements provided by the Advisor, the Advisor is sufficiently capitalized to remain economically viable to serve as investment adviser.

In reviewing the fees payable under the Advisory Agreements, the Trustees reviewed the advisory fees paid by the Funds and compared such fees to the advisory fees of similar mutual funds. The Trustees also considered the existence of any economies of scale and whether those would be passed along to the Funds' shareholders, including any fee waivers by the Advisor. In evaluating each Fund's advisory fees, the Trustees took into account the quality of the investment management of such Fund. The Trustees

THE BERWYN FUNDS
APPROVAL OF ADVISORY AGREEMENTS (UNAUDITED)
(CONTINUED)
================================================================================

reviewed and considered the comparative expense information, which provided average and median expense ratios and advisory fee ratios for other similarly situated mutual funds included in the Morningstar database, categorized both by fund size and by investment style, as it relates to each Fund. These analyses and comparisons, which included all classes of shares and those classes considered to be no-load classes of shares for funds in the respective Morningstar categories, showed that when compared to all classes, both Berwyn Fund's and Berwyn Income Fund's overall expense ratio is below the average for its Morningstar category but that Berwyn Cornerstone Fund has an overall expense ratio that is above the average for all classes in the Morningstar category of "Large-Cap Value." The Trustees further noted that each Fund's expense ratio was higher than the average expense ratio when compared to exclusively no-load classes for the respective categories. The Trustees considered the differences between the averages for all classes of a category versus the averages for only no-load classes of a category. The Trustees took note of this fact, but determined that the advisory fees for each Fund appear to be within an acceptable range for similarly situated funds, noting that the average net assets of funds in each of the respective categories was considerably higher than each Fund's net assets.

The Trustees noted that the advisory fees for Berwyn Fund and Berwyn Cornerstone Fund are at the annual rate of 1.00% of average daily net assets, and the advisory fee for Berwyn Income Fund is at the annual rate of 0.50% average daily net assets. They further noted that the total net operating expense ratios of Berwyn Fund and Berwyn Cornerstone Fund for the fiscal year ended December 31, 2008 were 1.29% and 2.78% of average daily net assets, respectively. The Trustees considered the Advisor's decision to voluntarily cap ordinary operating expenses at 1.50% per annum for the Berwyn Fund and 2.00% per annum for Berwyn Cornerstone Fund, and took into account the Advisor's representation that it intends to maintain these operating expense caps for the foreseeable future by waiving its advisory fees or reimbursing expenses, if necessary.

In approving the Advisory Agreements, the Independent Trustees reached the following conclusions: (1) the Advisor has the financial resources and personnel to provide quality advisory services; (2) the Funds have benefited from the professionalism and ethics of the Advisor; (3) the advisory fees are fair and reasonable and the total expenses of each Fund are reasonable; and (4) the continuation of the Advisory Agreement on behalf of each Fund is in the best interests of its shareholders.

No single factor was considered in isolation or was determinative to the decision of the Trustees to approve continuance of the Advisory Agreements. Rather, the Trustees concluded, in light of an assessment of all factors considered, that it would be in the best interests of each Fund and its shareholders to continue the Advisory Agreements for an additional annual term.

                  |THE
[LOGO OMITTED]    |BERWYN
                  |FUNDS

           BERWYN FUND o BERWYN INCOME FUND o BERWYN CORNERSTONE FUND

                                                            Shareholder Services
                                                 c/o Ultimus Fund Solutions, LLC
                                    P.O. Box 46707 | Cincinnati, Ohio 45246-0707
                                                                1 (800) 992-6757
                                                          www.theberwynfunds.com

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Berwyn Funds
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Robert E. Killen
                              --------------------------------------------------
                                    Robert E. Killen, President

Date          August 14, 2009
      ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Robert E. Killen
                              --------------------------------------------------
                                    Robert E. Killen, President

Date          August 14, 2009
      ------------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          August 14, 2009
      ------------------------------

* Print the name and title of each signing officer under his or her signature.